Inventory	12 Months Ended
May. 31, 2015
Inventory Disclosure [Abstract]
Inventory
7.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Course materials in schools	5,690	7,383
Publications in bookstores	16,676	16,600

	22,366	23,983

Inventory was marked down to the lower of cost or market value, in the amount of US$416 and US$513 for the years ended May 31, 2014 and 2015, respectively.